UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Please note, prior 13F for this period was a duplicate of Q12011 13F filing uploaded twice mistakenly. This amendment contains an accurate account of 13F holdings for Q22011.

Institutional Investment Manager Filing this Report:

Name:   WestEnd Capital Management LLC

Address:86 Graham St., Suite 100  San Francisco, CA 94129

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chrissy Hardy

Title:  Chief Compliance Officer

Phone:  (415) 856-0426

Signature,Place, and Date of Signing:

 /s/ Chrissy Hardy          New Orleans Louisiana         February 27, 2012
 -------------------       ------------------------  ------------------------



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


   Form 13F File Number   Name

         29-__________     George Bolton

                                   FORM 13F

          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: 122084


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


   No. Form 13F File Number Name

       29-___________   George Bolton

   13F SECURITIES--4Q 2011

     <table>                                                                                             VOTING AUTHORITY
                       TITLE OF  CUSIP       ACTUAL     SHARES/  SH/ PUT/ INVESTMENT OTHER -----------------------------
ISSUER NAME             CLASS    NUMBER   VALUE X 1000 PRINCIPAL PRN CALL DISCRETION MGRS  SOLE (A)  SHARED (B) NONE (C)
-----------            -------- --------- ------------ --------- --- ---- ---------- ----- --------- ---------- --------
7 DAYS GROUP HOLDINGS LIMITED (ADR)	COM	86688Q10	1279	114745	SH		SOLE	114745
ADVISEN LTD CDT PFD CONV SER A-2	COM	00763X20	0	181818	SH		SOLE	181818
AMERICAN CAPITAL AGENCY CORP.	        COM	AGNC		587	19900	SH		SOLE	19900
BAIDU COM  ADR 				COM	BIDU		52002	446492	SH		SOLE	446492
BIOMAGNETICS DIAGNOSTICS CORP COM	COM	BMGP		1	25000	SH		SOLE	25000
BOEING CO				COM	97023105	1090	14862	SH		SOLE	14862
CARDINAL FINANCIAL CORP 		COM	CFNL		146	13556	SH		SOLE	13556
CHANGYOU COM LTD ADR F SPONSORED ADR	COM	CYOU		1334	57870	SH		SOLE	57870
CHESAPEAKE ENERGY CORPORATION		COM	165167107	998	44759	SH		SOLE	44759
CHINA LODGING GROUP ADRF SPONSORED ADR	COM	HTHT		278	19600	SH		SOLE	19600
CHINA UNICOM LTD SPONS ADR		COM	16945R10	309	14600	SH		SOLE	14600
COMCAST CORP CL A			COM	20030N101	272	11420	SH		SOLE	11420
CONOCOPHILLIPS				COM	20825C104	916	12564	SH		SOLE	12564
CTRIP.COM INTL LTD AMERICAN DEP SHS	COM	CTRP		4448	190095	SH		SOLE	190095
DEMAND MEDIA INC COMUSD0.0001		COM	DMD		1331	200160	SH		SOLE	200160
DEVON ENERGY CORP 			COM	25179M103	1047	16891	SH		SOLE	16891
DRIVEWAY CORP OC PFDSER C		COM	26209520	0	12469	SH		SOLE	12469
E HOUSE CHINA HLDGS LTD ADR		COM	26852W10	200	46766	SH		SOLE	46766
ETIME CAPITAL INC PFD SER B		COM	31699811	0	16393	SH		SOLE	16393
EXXON MOBIL CORP			COM	30231G102	1304	15384	SH		SOLE	15384
FREEPORT MCMORAN COPPER 		COM	35671D857	2008	54580	SH		SOLE	54580
FUSIONONE INC PFD SER C			COM	36199811	0	12534	SH		SOLE	12534
GENERAL ELECTRIC CO			COM	369604103	348	19271	SH		SOLE	19271
GENIUS PRODS INC COMPAR $0.0001		COM	GNPR		30	232846	SH		SOLE	232846
GRAND CENTRAL COMMUNICATIONS INC PFD SE COM	38599550	0	6633604	SH		SOLE	6633604
HOME INNS & HOTELS MGMT INC SPONSORED	COM	HMIN		2088	80915	SH		SOLE	80915
HONG KONG EXCHANGES AND CLEARING LTD SHSISIN #HK0388034859	COM	HKXCF	1741	108930	SH		SOLE	108930
INSTILL PFD SER F			COM	45774K30	0	16057	SH		SOLE	16057
INTREPID POTASH				COM	IPI		1431	63255	SH		SOLE	63255
KABIRA TECHNOLOGIES INC PFD SER H	COM	48299810	0	26224	SH		SOLE	26224
KESTREL SOLUTIONS INC OC PFD SER C	COM	49254Q20	0	12500	SH		SOLE	12500
LINKEDIN CORP COM USD0.0001		COM	LNKD		1433	22750	SH		SOLE	22750
LONE STAR METALS INCSER B CONV PFD	COM	54299820	0	60976	SH		SOLE	60976
LONGTOP FINL TECH ADR F SPONSORED ADR	COM	54318P10	0	16000	SH		SOLE	16000
MAIL.RU GROUP LTD GDR EACH REPR 1 SHARE REG S (SPONS) ISIN #US5603172082SED	COM	56031720	1299	49972	SH		SOLE	49972
MAKEMYTRIP LIMITED F 			COM	MMYT		2747	114275	SH		SOLE	114275
MAXIM ATLANTIC CORP COM NPV		COM	57773610	0	12147	SH		SOLE	12147
MAXLINEAR INC CL A			COM	MXL		138	29063	SH		SOLE	29063
MCDERMOTT INTL INC ISIN #PA5800371096	COM	MDR		547	47522	SH		SOLE	47522
MELCO INTL DEV NEW ORD F 		COM	MDEVF		236	318000	SH		SOLE	318000
MELCO PBL ENTMNT LTDADR			COM	MPEL		3958	411450	SH		SOLE	411450
MONSANTO CO 				COM	61166W101	2831	40407	SH		SOLE	40407
MOSAIC CO				COM	MOS		4154	82366	SH		SOLE	82366
ORDERFUSION INC OC PFD SER C		COM	68575320	0	20080	SH		SOLE	20080
OREXIGEN THERAPEUTICS INC		COM	OREX		16	10000	SH		SOLE	10000
PERFUMANIA HLDGS INCCOM			COM	PERF		8749	841270	SH		SOLE	841270
PETROLEO BRASILEIRO SA PETROBRAS	COM	71654V40	397	15955	SH		SOLE	15955
POTASH CORP SASK INC			COM	POT		1435	34750	SH		SOLE	34750
PRIME FUND DAILY MONEY CLASS		COM	FDAXX		13	13220	SH		SOLE	13220
REGIONS FINANCIAL CORP NEW		COM	7591ep10	74	17134	SH		SOLE	17134
RICKS CABARET INTL INC COM NEW		COM	76564130	736	86995	SH		SOLE	86995
"RLX TECHNOLOGIES INCCAP STK FRAC CUSIP 749998100 100,000 THS"	COM	HEK99810	0	58000	SH		SOLE	58000
SINA CORPORATION 			COM	G8147710	5387	103595	SH		SOLE	103595
SMARTAGE CORP OC PFDSER B		COM	8.32E+24	0	20938	SH		SOLE	20938
SOUFUN HOLDINGS LIMITED			COM	SFUN		5838	374135	SH		SOLE	374135
SPACEWORKS INC CDT PFD CONV CL C	COM	84628320	0	33333	SH		SOLE	33333
SPACEWORKS INC OC PFD CONV CL A		COM	84628330	0	38462	SH		SOLE	38462
SPACEWORKS INC OC PFD CONV CL B		COM	84628340	0	111111	SH		SOLE	111111
STONE ENERGY CORP			COM	SGY	537		20350	SH		SOLE	20350
SWIVEL LLC SER A PFDECONOMICS INTERESTS DELAWARE	COM	78599810	0	289239	SH		SOLE	289239
SWIVEL LLC SER B PFD DELAWARE		COM	78599811	0	174326	SH		SOLE	174326
VIRAL GENETICS INC DEL			COM	VRAL		1	57500	SH		SOLE	57500
WALT DISNEY CO				COM	254687106	782	20518	SH		SOLE	20518
WYNN MACAU LTD HKD0.001 ISIN #KYG981491007 SEDOL #B4JSTL6	COM	WYNMF	1914	762261	SH		SOLE	762261
YANDEX N.V. COM USD0.01 CL A		COM	YNDX		1650	83750	SH		SOLE	83750
YOUKU COM INC SPONSORED ADR		COM	YOKU		2024	129141	SH		SOLE	129141
YANDEX N.V. COM USD0.01 CL A		COM	YNDX		3018	85000	SH	 SOLE		85000
YOUKU COM INC SPONSORED ADR		COM	YOKU		4322	125825	SH	 SOLE		125825